Income Taxes - Additional Information (Detail) (USD $)	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Income Tax Contingency [Line Items]
Cumulative amount of earnings upon income taxes not been provided	$ 1,300,000,000
Unrecognized deferred tax liability related to earnings	60,000,000
Unrecognized income tax benefits, Total	29,000,000	146,000,000	164,000,000	161,000,000
Unrecognized income tax current and non current	29,000,000
Unrecognized income tax benefit will decrease in the next twelve months	17,000,000
Accrued interest	$ 6,000,000	$ 6,000,000